Trade and Other Payables - Schedule of Trade and Other Payables (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Schedule of Trade and Other Payables [Abstract]
Trade payables – third parties	$ 3,290	$ 7,341
Trade payables – related parties		282
Other payables – third parties	506	7,652
Other tax payable	46	30
VAT payable	148	28
Accruals	1,403	1,353
Total trade and other payables	$ 5,393	$ 16,686